Marketing expenses	12 Months Ended
Dec. 31, 2021
Marketing expenses
Marketing expenses

7.Marketing expenses

	2021	2020
	€	€
Marketing expenses	42,050,725	17,716,979
	42,050,725	17,716,979

Marketing expenses consist primarily of expenses associated with advertising and include among others certain incentives provided to players.